DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (FY) (Details)								5 Months Ended	6 Months Ended		12 Months Ended
	May 25, 2022 shares	May 24, 2022 USD ($)	Nov. 23, 2021 shares	Nov. 22, 2021 USD ($)	May 25, 2021 shares	May 20, 2021 USD ($)	Nov. 27, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Jun. 30, 2022 USD ($) Business $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Business $ / shares shares	Dec. 31, 2020 USD ($)
Proceeds from Issuance of Equity [Abstract]
Gross proceeds from initial public offering								$ 270,480,000			$ 0
Proceeds from sale of Private Placements Warrants								10,280,000	$ 2,760,000	$ 2,760,000	5,520,000
Transaction costs							$ 15,736,649
Underwriting fees							5,520,000
Deferred underwriting fees							9,660,000
Other costs							556,649
Net proceeds deposited into trust account							$ 278,760,000	$ 278,760,000	$ 2,760,000	$ 2,760,000	$ 5,520,000
Net proceeds from initial public offering and private placement (in dollars per share) | $ / shares							$ 10.10
Period of prior to completion of the business combination									2 days		2 days
Percentage of public shares that can be redeemed without prior consent									15.00%		15.00%
Percentage of public shares that would not be redeemed if business combination is not completed within initial combination period									100.00%		100.00%
Period to redeem public shares if business combination is not completed within initial combination period									10 days		10 days
Sponsor [Member]
Proceeds from Issuance of Equity [Abstract]
Period of extension to period to complete business combination											6 months
Minimum [Member]
Proceeds from Issuance of Equity [Abstract]
Number of operating businesses included in initial business combination | Business									1		1
Fair market value as percentage of net assets held in trust account included in initial business combination									80.00%		80.00%
Post-transaction ownership percentage of the target business									50.00%		50.00%
Maximum [Member]
Proceeds from Issuance of Equity [Abstract]
Net proceeds from initial public offering and private placement (in dollars per share) | $ / shares									$ 10.40		$ 10.30
Interest on trust account that can be held to pay dissolution expenses									$ 100,000		$ 100,000
Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share) | $ / shares							$ 1.00
Warrants issued (in shares) | shares							10,280,000
Proceeds from sale of Private Placements Warrants							$ 10,280,000
Private Placement Warrant [Member] | Sponsor [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share) | $ / shares											$ 1.00
Warrants issued (in shares) | shares	2,760,000		2,760,000		2,760,000
Proceeds from sale of Private Placements Warrants		$ 2,760,000		$ 2,760,000		$ 2,760,000
Number of days for advance notice to purchase additional warrants											5 days
Warrants to be issued if business combination not consummated (in shares) | shares											2,760,000
Proceeds to be received from warrants if business combination not consummated											$ 2,760,000
Initial Public Offering [Member]
Proceeds from Issuance of Equity [Abstract]
Gross proceeds from initial public offering												$ 278,760,000
Initial Public Offering [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares							27,600,000
Share price (in dollars per share) | $ / shares							$ 10.00
Gross proceeds from initial public offering							$ 276,000,000
Over-Allotment Option [Member] | Public Shares [Member]
Proceeds from Issuance of Equity [Abstract]
Units issued (in shares) | shares							3,600,000
Share price (in dollars per share) | $ / shares							$ 10.00
Private Placement [Member] | Private Placement Warrant [Member]
Proceeds from Issuance of Equity [Abstract]
Share price (in dollars per share) | $ / shares							$ 1.00
Warrants issued (in shares) | shares							10,280,000
Proceeds from sale of Private Placements Warrants							$ 10,280,000